UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period:03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 99.6%
Alaska 2.9%
Alaska, State Housing Finance Corp., Governmental Purpose, Series A, 2.0% *, 12/1/2030 (a)	7,130,000	7,130,000
California 3.9%
California, Lehman Municipal Trust Receipts, Various States, Series K35W-D, 2.05% *, 6/1/2037 (a)	4,000,000	4,000,000
California, Statewide Communities Development Authority Revenue, Front Porch Communities, Series B, 1.91% *, 4/1/2037, Sovereign Bank FSB (b)	3,000,000	3,000,000
Los Angeles County, CA, Multi-Family Mortgage Revenue, Valencia Housing Project, Series C, 1.9% *, 4/1/2031	1,535,000	1,535,000
Southern California, Metropolitan Water District, Waterworks Revenue, Series A-1, 1.85% *, 7/1/2037	1,000,000	1,000,000

		9,535,000

Colorado 7.3%
Colorado, Health Facilities Authority Revenue, Catholic Health, Series B-4, 2.05% *, 3/1/2023	2,025,000	2,025,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue, "I", Series B-1, 3.5% *, 5/1/2038	10,000,000	10,000,000
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 2.36% *, 8/1/2017, Wells Fargo Bank NA (b)	2,465,000	2,465,000
Denver, CO, City & County Certificates of Participation, Wellington E. Web Municipal Office Building, Series C3, 7.0% *, 12/1/2029 (a)	3,290,000	3,290,000

		17,780,000
District of Columbia 0.4%
District of Columbia, Family & Child Services Revenue, 2.1% *, 7/1/2041, Bank of America NA (b)	1,000,000	1,000,000
Florida 6.9%
Charlotte County, FL, Utility Revenue, Series B, 2.1% *, 10/1/2021 (a)	1,240,000	1,240,000
Florida, Jacksonville Electric Authority, 2.4%, 4/4/2008	5,500,000	5,500,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System,
Series A, 2.07% *, 11/15/2032, SunTrust Bank (b)	1,650,000	1,650,000
Prerefunded, 5.25%, 11/15/2020	3,000,000	3,093,449
Manatee County, FL, School District, Tax Anticipation Notes, 4.0%, 10/9/2008	4,000,000	4,023,059
Palm Beach County, FL, Jewish Community Campus Project Revenue, 2.15% *, 3/1/2030, Northern Trust Co. (b)	1,110,000	1,110,000

		16,616,508
Illinois 10.6%
Chicago, IL, General Obligation:
Series R-10267, 144A, 2.29% *, 1/1/2042 (a)	2,710,000	2,710,000
Series R-12217, 144A, 2.28% *, 1/1/2017 (a)	2,050,000	2,050,000
Chicago, IL, Board of Education, Series R-3075, 144A, 2.3% *, 12/1/2025 (a)	1,300,000	1,300,000
Cook County, IL, Community Consolidated School District No. 21 Wheeling, Tax Anticipation Warrants, 5.75%, 4/1/2008	3,905,000	3,905,000
Illinois, Development Finance Authority Revenue, Series B-1, 2.37% *, 10/1/2029, Comerica Bank (b)	3,325,000	3,325,000
Illinois, Finance Authority Educational Facilities Revenue, Erikson Institute Project, 2.1% *, 11/1/2037, LaSalle Bank NA (b)	6,000,000	6,000,000
Illinois, Finance Authority Revenue, Bradley University, Series A, 2.25% *, 4/1/2033, Northern Trust Co. (b)	3,385,000	3,385,000
Illinois, State General Obligation, Series R-11295, 144A, 2.24% *, 1/1/2027	3,000,000	3,000,000

		25,675,000
Indiana 1.1%
Indiana, State Educational Facilities Authority Revenue, St. Mary Woods Project, 3.5% *, 4/1/2024, Bank One NA (b)	2,700,000	2,700,000
Iowa 0.4%
Iowa, Finance Authority Small Business Development Revenue, Corporate Center Associates LP Project, 2.15% *, 9/1/2015, Wells Fargo Bank NA (b)	1,000,000	1,000,000
Kentucky 2.1%
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 2.25% *, 3/1/2030, US Bank NA (b)	3,620,000	3,620,000
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 3.5% *, 7/1/2019, Bank One Kentucky NA (b)	1,460,000	1,460,000

		5,080,000
Louisiana 1.3%
Louisiana, BB&T Municipal Trust, Various States, Series 4000, 144A, 2.34% *, 7/1/2018, Branch Banking & Trust (b)	2,015,000	2,015,000

Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, EPT Downreit, Inc., Series B, 2.25% *, 10/1/2037, ABN AMRO Bank NV (b)	1,000,000	1,000,000

		3,015,000
Maryland 4.5%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Taxable Adventist, Series B, 2.75% *, 1/1/2035, LaSalle Bank NA (b)	10,930,000	10,930,000
Massachusetts 7.2%
Massachusetts, State Development Finance Agency Revenue, Series R-11286, 2.24% *, 7/1/2038	4,000,000	4,000,000
Massachusetts, State Development Finance Agency Revenue, Buckingham Browne & Nichols, 2.29% *, 6/1/2036, JPMorgan Chase Bank (b)	1,600,000	1,600,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 2.21% *, 4/1/2038, TD Banknorth NA (b)	5,400,000	5,400,000
Massachusetts, State General Obligation, Series 2648, 144A, 2.29% *, 8/1/2015 (a)	1,850,000	1,850,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 2.3% *, 3/1/2028	4,710,000	4,710,000

		17,560,000
Michigan 1.5%
Holt, MI, General Obligation, Public Schools, 2.15% *, 5/1/2030	1,150,000	1,150,000
Michigan, University of Michigan, 2.15%, 4/3/2008	2,500,000	2,500,000

		3,650,000
Minnesota 2.3%
Minnesota, University of Minnesota, Series A, 2.08% *, 1/1/2034	5,600,000	5,600,000
Missouri 0.8%
Missouri, State Public Utilities Commission Revenue, Interim Construction Notes, 4.75%, 9/1/2008	2,000,000	2,007,691
Nebraska 1.0%
Omaha, NE, Public Power District Electric Revenue, Series R-11291, 144A, 2.24% *, 2/1/2034	2,500,000	2,500,000
Nevada 0.6%
Nevada, State Director Department of Business & Industry, Nevada Cancer Institute Project, 2.1% *, 12/1/2033, Bank of America NA (b)	1,400,000	1,400,000
New Hampshire 2.1%
New Hampshire, Health & Educational Facilities Authority Revenue, Dartmouth College Issue, 2.03% *, 6/1/2032	2,100,000	2,100,000
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood Heritage Heights, Series B, 2.0% *, 1/1/2030, Citizens Bank of New Hampshire (b)	3,000,000	3,000,000

		5,100,000
New Jersey 0.4%
Salem County, NJ, Improvement Authority Revenue, Friends Home Woodstown, Inc., 2.05% *, 4/1/2034, Allied Irish Bank PLC (b)	1,060,000	1,060,000
New York 2.8%
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 2.27% *, 5/15/2037	1,000,000	1,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series F-2, 2.02% *, 6/15/2033	3,825,000	3,825,000
New York, NY, General Obligation, Series M1-D, 144A, 2.32% *, 8/1/2011 (a)	2,000,000	2,000,000

		6,825,000
North Carolina 4.1%
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage Southminster, Series C, 2.06% *, 10/1/2014, Sovereign Bank FSB (b)	10,000,000	10,000,000

Ohio 6.1%
Ohio, State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy, Series A, 2.2% *, 12/1/2023, KeyBank NA (b)	10,000,000	10,000,000
Ohio, State Higher Educational Facility Community Revenue, Pooled Program, Series A, 2.25% *, 9/1/2020, Fifth Third Bank (b)	1,000,000	1,000,000
Summit County, OH, Port Authority Facilities Revenue, Barberton YMCA Project, 2.45% *, 6/1/2017, National City Bank (b)	3,850,000	3,850,000

		14,850,000
Pennsylvania 9.1%
Berks County, PA, Industrial Development Authority Revenue, Richard J. Caron Foundation Project, 2.2% *, 9/1/2025, Wachovia Bank NA (b)	2,480,000	2,480,000
Dauphin County, PA, General Authority Revenue, Series H, 2.24% *, 6/1/2026 (a)	5,000,000	5,000,000
Manheim Township, PA, General Obligation, School District, 2.24% *, 6/1/2016 (a)	1,600,000	1,600,000
Montgomery County, PA, Redevelopment Authority, Multi-Family Housing Revenue, Forge Gate Apartments Project, Series A, 2.15% *, 8/15/2031	1,410,000	1,410,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Thomas Jefferson University, Series A, 2.05% *, 2/1/2034, JPMorgan Chase Bank (b)	3,600,000	3,600,000
Philadelphia, PA, Authority for Industrial Development Revenues, National Board of Medical Examiners Project, 5.0% *, 5/1/2037 (a)	5,000,000	5,000,000
Philadelphia, PA, General Obligation, School District, Tax & Revenue Anticipation Notes, Series A, 4.5%, 6/27/2008, Bank of America NA (b)	3,000,000	3,005,381

		22,095,381
Texas 8.4%
Bexar, TX, Metropolitan Water District, 1.75%, 5/22/2008	4,000,000	4,000,000
Houston, TX, General Obligation, 1.4%, 6/2/2008	2,000,000	2,000,000
Houston, TX, Utility System Revenue, Series 2227, 144A, 2.29% *, 5/15/2015 (a)	5,570,000	5,570,000
North East, TX, Independent School District, Series 2355, 144A, 2.29% *, 8/1/2015	1,400,000	1,400,000
Texas, Solar Eclipse Funding Trust, 144A, 2.27% *, 8/1/2037, US Bank NA (b)	3,500,000	3,500,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/28/2008	4,000,000	4,012,567

		20,482,567
Virginia 3.8%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 2.28% *, 10/1/2037, Branch Banking & Trust (b)	3,200,000	3,200,000
Loudoun County, VA, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series D, 1.5% *, 2/15/2038	5,900,000	5,900,000

		9,100,000
Washington 2.7%
Seattle, WA, Water Systems Revenue, Series 2170, 144A, 2.21% *, 2/1/2031 (a)	2,530,000	2,530,000
Washington, State General Obligation, Series 2650Z, 144A, 2.29% *, 7/1/2013 (a)	1,000,000	1,000,000
Washington, State Health Care Facilities Authority Revenue, Highline Medical Center, 2.1% *, 8/15/2034, Bank of America NA (b)	3,000,000	3,000,000

		6,530,000
Wisconsin 3.8%
Milwaukee, WI, General Obligation, Series V8, 2.1% *, 2/1/2025	1,900,000	1,900,000
Wisconsin, State Health & Educational Facilities Authority Revenue, St. Norbert College, Inc., 2.17% *, 2/1/2038, JPMorgan Chase & Co. (b)	7,250,000	7,250,000

		9,150,000
Wyoming 1.5%
Sweetwater County, WY, Pollution Control Revenue, 2.35%, 4/2/2008	3,700,000	3,700,000

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $242,072,147) †			99.6	242,072,147
Other Assets and Liabilities, Net			0.4	934,654

Net Assets			100.0	243,006,801

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2008.

†	The cost for federal income tax purposes was $242,072,147.
(a)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group, Inc.	1.3
	Financial Security Assurance, Inc.	10.8
	MBIA Corp.	7.0
(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant	242,072,147
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 242,072,147

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. Securities in the Fund are included in Level 2 since the securities are valued utilizing the amortized cost method permitted in accordance with Rule 2A-7 under the 1940 Act. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 14, 2008